MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of marketable securities

Amounts in $ ‘000	2024	2023
Government treasury certificates	50,525	151,683
Money market funds	62,424	—
Total marketable securities	112,949	151,683